Note 16 - Stock Based Compensation (Details) - Valuation Assumptions of Stock Options	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Assumptions of Stock Options [Abstract]
Risk-free weighted interest rate	1.27%	0.60%	0.60%
Expected life (in years)	4 years 36 days	4 years 36 days	4 years 36 days
Expected volatility	38.00%	44.00%	57.00%